Consolidated Statement of Cash Flow - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss from continuing operations	$ (6,164)	$ (7,532)	$ (45,819)	$ (20,065)	$ (22,518)
(Loss)/profit from discontinued operations	1,688	(296)	(881)	(4,290)	464
Income tax	411	(439)	1,771	561	(1,926)
Finance expense	3,216	1,224	6,015	4,973	5,334
Finance income			(1,396)
Depreciation of property, plant and equipment	52	292	749	750	770
Amortization of intangible assets	181	1,674	823	831	1,172
Loss on disposal of property, plant and equipment			471
Other gains/(losses)			(89)	(30)	13
Impairment of goodwill and intangible assets			29,844
Share-based payments		208	750	147	2,010
Decrease in trade and other receivables	(224)	1,341	1,340	6,355	3,438
Increase in trade and other payables	(5,414)	3,833	7,651	5,332	6,583
(Increase)/decrease in inventory	106	(253)	(188)	(680)	102
Increase/(decrease) in provisions	61	58	452	674	(572)
Net cash from/(used in) operating activities	(6,087)	110	1,493	(5,442)	(5,130)
Cash flows from investing activities
Proceeds on sale of property, plant and equipment	(28)		22	110	57
Purchase of property, plant and equipment	(736)	(336)	(609)	(1,029)	(1,165)
Investment in capital projects			(3,979)	(3,857)	(4,254)
Proceeds on disposal of J.A Martin ex-solar business				2,874
Proceeds on sale of capital projects				47	19
Acquisitions - consideration				(66)
Purchase of intangibles		(1,788)
Net cash used in investing activities	(764)	(2,124)	(4,566)	(1,921)	(5,343)
Cash flows from financing activities
Other borrowings				(108)	(85)
Capital raise proceeds	6,703	598	2,524	5,500	243
Related party loan borrowings	(94)	1,128
Lease repayments		(173)	(201)	(43)
Proceeds from investor			1,000	300
Equity instruments and capital raise costs				(397)	(47)
Debtor finance borrowings/(repayments)		(114)	(1,262)	1,297	(4)
Loans from related parties			781	3,572	4,231
Repayment of loans from related parties			(370)	(370)
Bank loan borrowings			(7)	(138)	(166)
Chattel mortgage borrowings			(62)	(267)	74
Other borrowings / (repayments)		19
Transfers from restricted cash	82	124
Finance expense				(3,239)	(636)
Transfer from/(to) restricted cash			316	587	(55)
Net cash from financing activities	6,691	1,582	2,719	6,694	3,555
Net (decrease) in cash and cash equivalents	(160)	(433)	(354)	(669)	(6,918)
Effect of exchange rate movements on cash held	(13)	(5)		(63)	(401)
Cash and cash equivalents at the beginning of the period	199	553	553	1,285	8,604
Cash and cash equivalents at the end of the period	$ 26	$ 115	$ 199	$ 553	$ 1,285